CONSOLIDATED BALANCE SHEETS (Parenthetical) HKD in Thousands	Dec. 31, 2015 HKD shares	Dec. 31, 2014 HKD shares
Allowance for doubtful accounts receivable | HKD	HKD 0	HKD 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	12,938,128	12,938,128
Common stock, shares outstanding	12,938,128	12,938,128